SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 13 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued, and determined there are no events to disclose, except as follows:

Loan from Related Party – on July 30, 2015 the Company received a loan, in the amount of $22,000 from a related entity in consideration for expenses and advances made on behalf of the Company. The loan provides for interest at 6% per year and is due on July 30, 2016.

The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued, and determined there are no events to disclose, except as follows:

Acquisition of Cellular of Miami Beach, Inc.

On January 20, 2015, FTA entered into an Asset Purchase Agreement with Roger Ng, the owner of all of the issued and outstanding shares of capital stock of the Seller and completed its acquisition of the Seller through its issuance of sixty shares of the Company’s Preferred Series B stocks, and twenty-five thousand dollars’ worth of ($25,000) Promissory Note. Said Promissory Note will not carry any interest and matures one year from the date of the closing of this Transaction. The entry into the Asset Purchase Agreement was approved by Unanimous Written Consent of the Board of Directors of the Company without a meeting on January 19, 2015.

In accordance with the terms of the Agreement, the Seller shall validly and effectively grant, sell, convey, assign, transfer and deliver to FTA, upon and subject to the terms and conditions of this Agreement, all of the Seller’s right, title and interest in and to (i) the business as a going concern, and (ii) certain of the Seller’s assets set forth in the Agreement, properties and rights constituting the business or used in the business, which are described in this Agreement, free and clear of all liens, pledges, security interests, charges, claims, restrictions and encumbrances of any nature whatsoever, and (iii) all of the Seller’s rights, title and interest in the name “Cellular of Miami Beach, Inc.,” or any derivative thereof.

Security Registration

On February 12, 2015, we filed a Form S-1 Registration Statement with the SEC under the Securities Act of 1933, as amended (the “Securities Act”). The Registration Statement on Form S-1 registered an aggregate of 1,387,500 shares. This registration is not yet effective.

Incorporation Of Subsidiary

On February 2, 2015, we incorporated a wholly-owned subsidiary with name of Glophone International in the State of Florida, USA. Mr. Abraham Dominguez Cinta is appointed as the Director and President of the Subsidiary. Mr. Eduardo Paz is appointed as the Secretary of the Subsidiary.

Operating Lease Agreement

On March 2, 2015, Glophone International entered an operating lease agreement with Galio LLC. Galio is in the business of mobile retail and wholesale. Galio shall become an operating unit of Glophone International.